SCHEDULE I CONDENSED FINANCIAL INFORMATION OF ULTRAPETROL (BAHAMAS) LIMITED (PARENT COMPANY ONLY) (Details) - USD ($) $ / shares in Units, $ in Thousands				12 Months Ended
		Oct. 02, 2013	Jun. 10, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Jul. 02, 2012
CURRENT ASSETS [Abstract]
Cash and cash equivalents				$ 34,982	$ 34,982	$ 222,215	$ 45,193	$ 34,982
Receivables from related parties							0	467
Other current assets							15,362	0
Total current assets							142,560	109,749
NONCURRENT ASSETS [Abstract]
Investment in affiliates							25	186
Other noncurrent assets							0	13,266
Total noncurrent assets							706,756	787,312
Total assets							849,316	897,061
CURRENT LIABILITIES [Abstract]
2021 Senior Notes	[1]						463,548	32,929
Other current liabilities							19,955	22,827
Total current liabilities							526,357	92,513
NONCURRENT LIABILITIES [Abstract]
2021 Senior Notes							0	433,105
Total noncurrent liabilities							13,345	448,826
Total liabilities							539,702	541,339
STOCKHOLDERS EQUITY [Abstract]
Common stock, $0.01 par value: 250,000,000 authorized shares; 140,729,487 shares							1,446	1,446
Additional paid-in capital							491,893	490,469
Treasury stock: 3,923,094 shares at cost							(19,488)	(19,488)
Accumulated deficit							(163,388)	(115,384)
Accumulated other comprehensive loss							(849)	(1,321)
Total stockholders equity							309,614	355,722
Total liabilities and stockholders equity							$ 849,316	$ 897,061
Common stock, par value (in dollars per share)							$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)							250,000,000	250,000,000
Common stock, shares outstanding (in shares)							140,729,487	140,419,487
Treasury stock, shares (in shares)							3,923,094	3,923,094
OPERATING EXPENSES [Abstract]
Administrative and commercial expenses	[2]			(48,292)	(47,081)	(41,730)
Operating profit (loss)				(218)	(13,339)	35,166
OTHER INCOME (EXPENSES) [Abstract]
Financial expense				(36,079)	(35,097)	(33,551)
Financial loss on extinguishment of debt				0	0	(5,518)
Investments in affiliates				(817)	(1,056)	(520)
Other, net				240	192	92
Total other income (expenses), net				(41,476)	(33,872)	(20,648)
(Loss) Income before income tax				(41,694)	(47,211)	14,518
Income tax				6,310	5,065	6,597
Net (loss) income				$ (48,004)	$ (52,276)	$ 7,921
(LOSS) INCOME PER SHARE - BASIC AND DILUTED (in dollars per share)				$ (0.34)	$ (0.37)	$ 0.05
Basic weighted average number of shares (in shares)				140,713,509	140,292,249	140,090,112
Diluted weighted average number of shares (in shares)				140,713,509	140,292,249	140,326,764
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS [Abstract]
Net (loss) income				$ (48,004)	$ (52,276)	$ 7,921
Other comprehensive income [Abstract]
Equity interest in investee's other comprehensive income				0	0	(216)
Comprehensive (loss) income, net of income tax effect of $0				(47,532)	(51,789)	8,150
CONSOLIDATED STATEMENTS OF CASH FLOWS [Abstract]
Net cash used in operating activities				37,000	35,254	19,847
CASH FLOWS FROM INVESTING ACTIVITIES [Abstract]
Net cash used in investing activities				(24,324)	(41,645)	(120,726)
CASH FLOWS FROM FINANCING ACTIVITIES [Abstract]
Prepayment of 2017 Senior Convertible Notes				0	0	(80,000)
Prepayment of 2014 Senior Notes				0	0	(180,000)
Proceeds from issuance of 2021 Senior Notes, net of issuance costs				0	0	216,654
Purchase of subsidiary shares from noncontrolling interest				0	0	(10,250)
Net cash provided by (used in) financing activities				(2,465)	(31,252)	(48,711)
Net increase (decrease) in cash and cash equivalents				10,211	(37,643)	(149,590)
Cash and cash equivalents at the beginning of year				34,982	72,625	222,215
Cash and cash equivalents at the end of year				45,193	34,982	72,625
Supplemental disclosure of cash flow information [Abstract]
Interest paid				18,484	28,729	30,343
Prepayment of 2014 senior notes				0	0	(180,000)
Financial loss on extinguishment of debt				0	0	(5,518)
Prepayment of 2017 senior convertible notes				0	0	(80,000)
Current portion of long-term financial debt	[1]						$ 463,548	$ 32,929
2021 Senior Notes [Member]
CURRENT LIABILITIES [Abstract]
2021 Senior Notes							$ 225,842
Supplemental disclosure of cash flow information [Abstract]
Interest rate							8.875%
Interest payment				10,000
Current portion of long-term financial debt							$ 225,842
Parent Company [Member]
CURRENT ASSETS [Abstract]
Cash and cash equivalents				18,170	380	21,016	18,170	380
Receivables from related parties							411,901	435,905
Other current assets							7,635	266
Total current assets							437,706	436,551
NONCURRENT ASSETS [Abstract]
Investment in affiliates							110,631	142,761
Other noncurrent assets							0	7,449
Total noncurrent assets							110,631	150,210
Total assets							548,337	586,761
CURRENT LIABILITIES [Abstract]
2021 Senior Notes							225,842	0
Other current liabilities							12,881	5,079
Total current liabilities							238,723	5,079
NONCURRENT LIABILITIES [Abstract]
2021 Senior Notes							0	225,960
Total noncurrent liabilities							0	225,960
Total liabilities							238,723	231,039
STOCKHOLDERS EQUITY [Abstract]
Common stock, $0.01 par value: 250,000,000 authorized shares; 140,729,487 shares							1,446	1,446
Additional paid-in capital							491,893	490,469
Treasury stock: 3,923,094 shares at cost							(19,488)	(19,488)
Accumulated deficit							(163,388)	(115,384)
Accumulated other comprehensive loss							(849)	(1,321)
Total stockholders equity							309,614	355,722
Total liabilities and stockholders equity							$ 548,337	$ 586,761
Common stock, par value (in dollars per share)							$ 0.01	$ 0.01
Common stock, shares authorized (in shares)							250,000,000	250,000,000
Common stock, shares outstanding (in shares)							140,729,487	140,729,487
Treasury stock, shares (in shares)							3,923,094	3,923,094
OPERATING EXPENSES [Abstract]
Administrative and commercial expenses				(11,189)	(12,847)	(7,459)
Operating profit (loss)				(11,189)	(12,847)	(7,459)
OTHER INCOME (EXPENSES) [Abstract]
Financial expense				(4,225)	(920)	(1,916)
Financial loss on extinguishment of debt				0	0	(4,554)
Investments in affiliates				(32,602)	(38,342)	21,051
Other, net				12	(167)	246
Total other income (expenses), net				(36,815)	(39,429)	14,827
(Loss) Income before income tax				(48,004)	(52,276)	7,368
Income tax				0	0	0
Net (loss) income				$ (48,004)	$ (52,276)	$ 7,368
(LOSS) INCOME PER SHARE - BASIC AND DILUTED (in dollars per share)				$ (0.34)	$ (0.37)	$ 0.05
Basic weighted average number of shares (in shares)				140,713,509	140,292,249	140,090,112
Diluted weighted average number of shares (in shares)				140,713,509	140,292,249	140,326,764
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS [Abstract]
Net (loss) income				$ (48,004)	$ (52,276)	$ 7,368
Other comprehensive income [Abstract]
Equity interest in investee's other comprehensive income				472	487	782
Comprehensive (loss) income, net of income tax effect of $0				(47,532)	(51,789)	8,150
CONSOLIDATED STATEMENTS OF CASH FLOWS [Abstract]
Net cash used in operating activities				(6,214)	(9,144)	(10,370)
CASH FLOWS FROM INVESTING ACTIVITIES [Abstract]
Decrease (increase) in loans to related parties				24,004	(12,369)	(116,193)
Net cash used in investing activities				24,004	(12,369)	(116,193)
CASH FLOWS FROM FINANCING ACTIVITIES [Abstract]
Prepayment of 2017 Senior Convertible Notes				0	0	(80,000)
Prepayment of 2014 Senior Notes				0	0	(180,000)
Proceeds from issuance of 2021 Senior Notes, net of issuance costs				0	0	216,654
Proceeds from issuance of common stock, net of expenses				0	877	0
Purchase of subsidiary shares from noncontrolling interest				0	0	(10,250)
Net cash provided by (used in) financing activities				0	877	(53,596)
Net increase (decrease) in cash and cash equivalents				17,790	(20,636)	(180,159)
Cash and cash equivalents at the beginning of year				380	21,016	201,175
Cash and cash equivalents at the end of year				18,170	380	21,016
Supplemental disclosure of cash flow information [Abstract]
Interest paid				9,984	19,969	22,815
Income taxes paid				0	0	0
Cash dividend received from subsidiary				0	0	0
Face amount of debt instrument		$ 25,000	$ 200,000
Maturity date		Jun. 15, 2021	Jun. 15, 2021
Prepayment of 2014 senior notes				0	0	(180,000)
Financial loss on extinguishment of debt				0	0	(4,554)
Prepayment of 2017 senior convertible notes				$ 0	$ 0	(80,000)
Current portion of long-term financial debt							$ 225,842	$ 0
Parent Company [Member] | 2014 Senior Notes [Member]
OTHER INCOME (EXPENSES) [Abstract]
Financial loss on extinguishment of debt						1,733
CASH FLOWS FROM FINANCING ACTIVITIES [Abstract]
Prepayment of 2014 Senior Notes						(180,000)
Supplemental disclosure of cash flow information [Abstract]
Prepayment of 2014 senior notes						(180,000)
Financial loss on extinguishment of debt						1,733
Parent Company [Member] | 2017 Senior Convertible Notes [Member]
OTHER INCOME (EXPENSES) [Abstract]
Financial loss on extinguishment of debt						2,821
CASH FLOWS FROM FINANCING ACTIVITIES [Abstract]
Prepayment of 2017 Senior Convertible Notes						(80,000)
Supplemental disclosure of cash flow information [Abstract]
Financial loss on extinguishment of debt						2,821
Prepayment of 2017 senior convertible notes						$ (80,000)

[1]	Includes 375,245 of long term financial debt classified as current as explained below.
[2]	Operating expenses included $1,937, $3,236 and $4,449 in 2015, 2014 and 2013, respectively, from related parties.